20 PAYMENT TO SHAREHOLDERS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands		1 Months Ended	12 Months Ended
	May 29, 2019	Jun. 30, 2019	Dec. 31, 2019
Payment To Shareholders [Abstract]
Dividend paid	R$ 898,332		R$ 1,855,289
Dividends per share (in dollars per share)	R$ 0.650910577	R$ 0.299003394	R$ 0.307875
Interim dividend paid		R$ 412,659
Dividend amount reverted to retained earning accounts			R$ 1,874
Interest amount reverted to retained earning accounts			335
Dividends and interest on equity			R$ 1,920,309